Financial Instruments	6 Months Ended
Jun. 30, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments	28. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2023 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2024 are consistent with those described in Note 39 to the Consolidated Financial Statements in the 2023 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2024 and 31 December 2023. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 39(d) to the Consolidated Financial Statements in the 2023 Annual Report.

	30 June 2024		31 December 2023
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	200,648	203,043	205,917	207,435
Loans and advances to banks	1,040	1,040	1,080	1,080
Reverse repurchase agreements - non-trading	15,315	15,319	12,470	12,468
Other financial assets at amortised cost	1,737	1,744	144	152
	218,740	221,146	219,611	221,135
Liabilities
Deposits by customers	184,436	184,874	190,632	190,850
Deposits by banks	16,524	16,499	20,382	20,332
Repurchase agreements - non-trading	6,626	6,623	8,413	8,411
Debt securities in issue	34,059	34,053	33,621	33,910
Subordinated liabilities	2,613	2,397	2,800	2,386
	244,258	244,446	255,848	255,889
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2024 and 31 December 2023, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2024				31 December 2023
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	860	—	860	—	1,129	—	1,129	A
	Interest rate contracts	—	1,895	—	1,895	—	2,216	1	2,217	A & C
	Equity and credit contracts	—	104	37	141	—	98	35	133	B & D
	Netting	—	(1,765)	—	(1,765)	—	(2,047)	—	(2,047)
		—	1,094	37	1,131	—	1,396	36	1,432
Other financial assets at FVTPL	Loans and advances to customers	—	—	44	44	—	—	46	46	A
	Debt securities	—	165	40	205	—	167	49	216	A, B & D
		—	165	84	249	—	167	95	262
Financial assets at FVOCI	Debt securities	8,293	325	—	8,618	8,293	188	—	8,481	D
		8,293	325	—	8,618	8,293	188	—	8,481
Total assets at fair value		8,293	1,584	121	9,998	8,293	1,751	131	10,175

Liabilities
Derivative financial instruments	Exchange rate contracts	—	386	—	386	—	508	—	508	A
	Interest rate contracts	—	2,101	—	2,101	—	2,336	1	2,337	A & C
	Equity and credit contracts	—	6	13	19	—	11	9	20	B & D
	Netting	—	(1,765)	—	(1,765)	—	(2,047)	—	(2,047)
		—	728	13	741	—	808	10	818
Other financial liabilities at FVTPL	Debt securities in issue	—	362	—	362	—	369	—	369	A
	Structured deposits	—	518	—	518	—	426	—	426	A
	Zero Amortising Guaranteed Notes	—	93	—	93	—	104	—	104	D
		—	973	—	973	—	899	—	899
Total liabilities at fair value		—	1,701	13	1,714	—	1,707	10	1,717
Transfers between levels of the fair value hierarchy
In H124 there were no significant (H123: no significant) transfers of financial instruments between levels of the fair value hierarchy.
d) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 39(b) to the Consolidated
Financial Statements in the 2023 Annual Report.
e) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied.
The fair value adjustments are set out in the following table:

	30 June 2024	31 December 2023
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	8	(6)
- Uncertainty	5	6
- Credit risk adjustment	—	1
- Funding fair value adjustment	—	1
	13	2
Day One profit	1	1
	14	3
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For more details, see ‘Risk-related adjustments’ in Note 39(f) to the Consolidated Financial Statements in the 2023 Annual Report.
f) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 39(g) to the Consolidated Financial Statements in the 2023 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H124:

	Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Total	Derivatives	Total
	£m	£m	£m	£m	£m
At 1 January 2024	36	95	131	(10)	(10)
Total gains/(losses) recognised:
Fair value movements(1)	6	(1)	5	(4)	(4)
Settlements	(5)	(10)	(15)	1	1
At 30 June 2024	37	84	121	(13)	(13)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period(1)	6	(1)	5	(4)	(4)
(1)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 39(g) to the Consolidated
Financial Statements in the 2023 Annual Report.